UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 22040

MLP & Strategic Equity Fund Inc. (MTP)

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments

MTP

MLP & Strategic Equity Fund Inc. (MTP)

Portfolio of Investments

January 31, 2011 (Unaudited)

Shares/ Units	Description (1)	Value

	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 107.8%

	Energy Equipment & Services – 1.0%

100,316	Exterran Partners LP	$2,802,829
	Gas Utilities – 2.8%

87,750	AmeriGas Partners LP	4,375,215
54,206	Suburban Propane Partners LP	3,081,069
	Total Gas Utilities	7,456,284
	Oil, Gas & Consumable Fuels – 104.0%

56,446	Alliance Resource Partners LP	3,965,332
425,304	Boardwalk Pipeline Partners LP	13,635,246
184,413	Buckeye Partners LP	11,924,145
403,000	Chesapeake Midstream Partners LP	10,973,690
97,461	Crestwood Midstream Partners LP	2,772,765
125,382	DCP Midstream Partners LP	4,947,574
180,420	Duncan Energy Partners LP	5,930,405
397,900	El Paso Pipeline Partners, LP	13,819,067
137,125	Enbridge Energy Management LLC (2)	8,762,288
79,419	Enbridge Energy Partners LP	5,035,165
265,557	Energy Transfer Equity LP	10,327,512
61,173	Energy Transfer Partners LP	3,298,448
323,308	Enterprise Products Partnership LP	14,083,293
46,890	EV Energy Partners LP	2,037,839
115,964	Genesis Energy LP	3,214,522
57,170	Holly Energy Partners LP	3,108,905
190,106	Inergy LP	7,779,138
216,285	Kinder Morgan Management LLC (2)	13,859,602
235,473	Magellan Midstream Partners LP	13,304,225
162,862	Natural Resource Partners LP	5,923,291
211,300	Niska Gas Storage Partners LLC	4,259,808
105,349	NuStar Energy LP	7,348,093
118,500	NuStar GP Holdings LLC	4,262,445
166,493	ONEOK Partners LP	13,485,933
31,600	Oxford Resource Partners LP	813,068
178,300	PAA Natural Gas Storage LP	4,402,227
50,913	Pioneer Southwest Energy Partners LP	1,602,232
214,449	Plains All American Pipeline LP	14,033,543
428,813	Regency Energy Partners LP	11,393,561
251,126	Spectra Energy Partners LP	8,375,052
85,670	Sunoco Logistics Partners LP	7,349,629
236,100	Targa Resources Partners LP	7,866,852
144,474	TC Pipelines LP	7,476,530
83,063	Teekay LNG Partners LP	3,280,989
37,676	Transmontaigne Partners LP	1,436,586
242,420	Western Gas Partners LP	7,975,618
289,147	Williams Partners LP	13,722,917
	Total Oil, Gas & Consumable Fuels	277,787,535
	Total Master Limited Partnerships & MLP Affiliates (cost $166,854,022)	288,046,648

Principal Amount (000)	Description (1)	Value
	Short-Term Investments – 0.3%

	Money Market Fund – 0.3%

$722	SSgA Prime Money Market Fund, 0.13% (3)	$721,721
	Total Short-Term Investments (cost $721,721)	721,721
	Total Investments (cost $167,575,743) – 108.1%	288,768,369
	Other Assets Less Liabilities – (8.1)%	(21,564,105)
	Net Assets – 100%	$267,204,264

Nuveen Investments	1

MTP

MLP & Strategic Equity Fund Inc. (MTP) (continued)

Portfolio of Investments January 31, 2011 (Unaudited)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Master Limited Partnerships & MLP Affiliates	$288,046,648	$–	$–	$288,046,648
Short-Term Investments	721,721	–	–	721,721
Total	$288,768,369	$–	$–	$288,768,369

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

At January 31, 2011, the cost of investments was $156,697,157.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$132,071,212
Depreciation	–
Net unrealized appreciation (depreciation) of investments	$132,071,212

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely Recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; represents a pay-in-kind security which may pay dividends in additional units.

(3)	Represents the current distribution rate as of January 31, 2011.

2	Nuveen Investments

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.

By:	/s/ Kevin J. McCarthy
Justin C. Ferri
Vice President and Secretary of
MLP & Strategic Equity Fund Inc.

Date: April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gifford R. Zimmerman
Justin C. Ferri
Chief Administrative Officer (principal executive officer) of
MLP & Strategic Equity Fund Inc.

Date: April 1, 2011

By:	/s/ Stephen D. Foy
James E. Hillman
Vice President and Controller (principal financial officer) of
MLP & Strategic Equity Fund Inc.

Date: April 1, 2011